EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Earnings Per Share [Text Block]
NOTE 7 – EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding during each period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and common share equivalents outstanding (if dilutive) during each period. The number of common share equivalents, which include stock options, is computed using the treasury stock method.

A reconciliation of basic to diluted earnings (loss) per share is as follows:

Six months ended June 30,	2011	2011	2010	2010
	Basic	Diluted	Basic	Diluted
Numerator:
Net income (loss)	$72,268	$72,268	$419,136	$419,136
Denominator:
Weighted average shares outstanding	17,324,439	17,324,439	17,898,854	17,898,854
Effect of dilutive securities:
Stock options and warrants	---	467,822	---	428,694
Weighted average shares outstanding	17,324,439	17,792,261	17,898,854	18,327,548

Earnings (loss) per share	$0.00	$0.00	$0.02	$0.02

Stock options to acquire 281,268 and 100,750 shares for the six months ended June 30, 2011 and 2010, respectively, were excluded from the computations of diluted EPS because the effect of including the stock options would have been anti-dilutive to a loss per share or the options were out of the money.

NOTE 11 - EARNINGS PER SHARE

A reconciliation of basic to diluted earnings (loss) per share is as follows:

Years ended December 31,	2010	2010	2009	2009
	Basic	Diluted	Basic	Diluted
Numerator:
Net income (loss)	$(208,557)	$(208,557)	$235,702	$235,702
Net income (loss) available to common stockholders	$(208,557)	$(208,557)	$235,702	$235,702
Denominator:
Weighted average shares outstanding	17,815,114	17,815,114	17,583,785	17,583,785
Effect of dilutive securities:
Stock options and warrants	---	---	---	619,236
Weighted average shares outstanding	17,815,114	17,815,114	17,583,785	18,203,021

Earnings (loss) per share	$ (0.01)	$ (0.01)	$0.01	$0.01

Stock options to acquire 569,290 and 230,580 shares for the year ended December 31, 2010 and 2009, respectively, were excluded in the computation of diluted earnings per share because the effect of including the stock options would have been anti-dilutive or the options were out of the money.